Taxes - Income Taxes (Details)	12 Months Ended
	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)
Molecular Partners Inc.
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Current tax expense (income)	SFr 300	$ 300	SFr (2,000)	$ (2,000)	SFr 11,000	$ 13,000